SCHEDULE OF VALUATION ASSUMPTIONS (Details) - $ / shares	5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)			2 years
Expected dividends			0.00%
Expected volatility			91.05%
Risk free interest rate			0.23%
Non-Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate, minimum	0.32%	0.09%	0.09%
Risk free interest rate, maximum	0.35%	2.67%	0.56%
Expected term (years)	3 years
Expected volatility rate, minimum	117.40%	106.83%	106.83%
Expected volatility rate, maximum	120.90%	183.10%	120.94%
Expected dividends	0.00%	0.00%	0.00%
Weighted average grant-date fair value of stock options			$ 1.70
Non-Employee [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)		3 years	3 years
Weighted average grant-date fair value of stock options	$ 1.75	$ 1.33
Non-Employee [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)		3 years 6 months	3 years 6 months
Weighted average grant-date fair value of stock options	$ 1.78	$ 4.48